Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Earnings per share [abstract]
Basic net earnings	$ 1,141,402	$ 1,035,195
Net effect of dilutive stock options and PSUs
Diluted net earnings	$ 1,141,402	$ 1,035,195
Weighted average number of ordinary shares outstanding (in shares)	283,878,426	297,516,970
Net effect of dilutive stock options and PSUs (in shares)	4,980,154	5,776,515
Diluted weighted average number of ordinary shares outstanding (in shares)	288,858,580	303,293,485
Basic earnings per share (CAD per share)	$ 4.02	$ 3.48
Diluted earnings per share (CAD per share)	$ 3.95	$ 3.41
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share (in shares)	1,935,289	6,419,566
Class A subordinate shares | Capital stock
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share (in shares)	10,375,879	19,929,268
PSUs | Class A subordinate shares | Capital stock
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share (in shares)	661,179	468,668